Long-term borrowings and debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowings:
At fixed interest rates with due dates in June 2015	$ 25,000	$ 1,435
At floating interest rates with due dates from March 2014 to December 2016	506,346	1,296,785
Total borrowings	531,346	1,298,220
Debt:
At fixed interest rates with due dates from November 2014 to April 2017	444,719	453,373
At floating interest rates with due dates from March 2015 to July 2016	177,806	153,947
Total debt	622,525	607,320
Total long-term borrowing and debt outstanding	1,153,871	1,905,540
Average outstanding balance during the year	1,317,983	1,893,580
Maximum outstanding balance at any month-end	1,893,149	2,152,584
Weighted average interest rate at the end of the year	3.06%	2.92%
Weighted average interest rate during the year	3.08%	2.74%
Mexican Pesos [Member]
Debt:
Total long-term borrowing and debt outstanding	242,916	338,760
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%
Peruvian Soles [Member]
Debt:
Total long-term borrowing and debt outstanding	43,980	48,188
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.50%	6.50%
U S Dollar [Member]
Debt:
Total long-term borrowing and debt outstanding	$ 866,975	$ 1,518,592
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		3.75%
Maximum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		9.90%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	5.29%	6.34%
Maximum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.75%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.77%	2.40%
Minimum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		7.60%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	4.44%	5.50%
Minimum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.50%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.52%	0.68%